UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5565

                           Scudder Mutual Funds, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Gold and Precious Metals Fund
Investment Portfolio as of July 31, 2004 (unaudited)

                                                                                   Shares                      Value ($)
                                                                                   ------                      ---------

Common Stocks and Warrants 86.9%
Australia 8.3%
Adamus Resources Ltd.*                                                             2,600,000                  1,458,392
Apollo Gold Mining Ltd.* (b)                                                       2,425,000                    212,536
Aquarius Platinum Ltd.(e)                                                            800,000                  3,365,521
Central Asia Gold Ltd.* (b)                                                        4,250,000                  1,489,944
Climax Mining Ltd.*                                                               10,700,000                    675,208
Giants Reef Mining Ltd.* (b)                                                      55,000,000                  2,815,118
Highlands Pacific Ltd.*                                                            6,250,000                  1,577,588
Newcrest Mining Ltd.                                                               1,450,000                 14,457,015
Northern Orion Resources, Inc.* (e)                                                2,150,000                  4,700,778
Pan Palladium Ltd.*                                                                2,600,000                    984,415
Red 5 Ltd.* (b)                                                                   12,000,000                  1,177,932
Red 5 Ltd. (Warrants)* (b)                                                         3,000,000                     26,293
Sino Gold Ltd.*                                                                    2,800,000                  3,926,441
Tanami Gold NL*                                                                    5,000,000                    683,621
Universal Resources Ltd. (Warrants)*                                                 443,912                     10,583
                                                                                                            -----------
(Cost $32,604,950)                                                                                           37,561,385

Canada 63.8%
Aber Diamond Corp.*                                                                  725,000                 21,756,264
African Minerals Co. (Warrants)* (g)                                               1,000,000                  9,600,000
African Minerals Co. (Warrants)* (g)                                                 750,000                  6,000,000
Anooraq Resources Corp.* (b)                                                       2,000,000                  2,764,942
Anooraq Resources Corp. (Warrants)* 144A (b) (g)                                     500,000                     58,379
Apollo Gold Corp.* (b)                                                               500,000                    492,130
Apollo Gold Corp. (Warrants)* 144A (b) (g)                                           375,000                     40,741
Bema Gold Corp.* (e)                                                               6,000,000                 13,929,900
Bema Gold Corp. (Warrants)*                                                        1,565,500                  1,999,587
Bolivar Gold Corp.* (b) (e)                                                          400,000                    420,752
Bolivar Gold Corp. (Warrants)* (b)                                                 1,066,667                    693,240
Bolivar Gold Corp. (Warrants)* (b)                                                 1,650,000                    719,035
Brazilian Diamonds Ltd.*                                                           1,650,000                    645,556
Cambior, Inc.* (b) (e)                                                             8,745,000                 24,507,945
Cambior, Inc. (Warrants)* (b)                                                        922,500                  1,074,327
Cardero Resources Corp.*                                                           1,330,900                  2,399,910
Cardero Resources Corp. (Warrants)* (b)                                              225,000                     54,384
Centerra Gold, Inc.*                                                                 575,000                  6,566,738
Crystallex International Corp.* (b)                                                7,600,000                 18,240,000
Crystallex International Corp.  (Warrants)* (b)                                      450,000                    275,310
Desert Sun Mining Corp.* (b)                                                       3,220,000                  3,024,156
Eldorado Gold Corp.*                                                               2,288,500                  5,674,180
FNX Mining Co., Inc.*                                                              1,200,000                  5,094,106
Gabriel Resources Ltd.* (e)                                                        1,500,000                  1,476,389
Gammon Lakes Resources, Inc.* (b)                                                  1,400,000                  8,415,042
Gammon Lake Resources, Inc. (Warrants)* (b)                                          150,000                    901,612
Gateway Gold Corp.* (b)                                                            1,521,000                  1,657,049
Gateway Gold Corp. (Warrants)* (b) (g)                                               300,000                        699
Gateway Gold Corp. (Warrants)* (b)                                                   350,000                     57,012
Glamis Gold Ltd.*                                                                  1,460,000                 23,200,721
Golden Star Resources Ltd.*                                                          400,000                  1,607,874
Great Basin Gold Ltd.* (b)                                                         4,300,000                  5,492,318
Guinor Gold Corp.* (b)                                                            12,300,000                  9,703,595
IAMGOLD Corp.                                                                      1,600,000                  9,328,675
Kinross Gold Corp.*                                                                2,180,000                 11,563,770
Kirkland Lake Gold, Inc.* (b)                                                      1,600,000                  4,387,843
Meridian Gold, Inc.*                                                                 500,000                  6,645,629
Metallic Ventures Gold, Inc.*                                                        388,500                    992,449
Mexgold Resources, Inc.*                                                             600,000                  1,136,031
Mexgold Resources, Inc. (Warrants)*                                                  300,000                      8,475
Minefinders Corp., Ltd.*                                                             200,000                  1,374,958
Nevsun Resources Ltd.*                                                             1,500,000                  3,944,551
Northern Lion Gold Corp.* (b)                                                      1,000,000                    800,180
Northern Lion Gold Corp. (Warrants)* (b) (g)                                         350,000                     27,244
Odyssey Resources Ltd* (b)                                                         2,564,000                    211,909
Odyssey Resources Ltd. (Warrants)* (b) (g)                                           350,000                          0
Orezone Resources, Inc. (Warrants)* (g)                                              262,500                     52,936
Placer Dome, Inc.*                                                                 2,060,000                 32,750,742
Queenstake Resources Ltd.* (b)                                                    19,000,000                  6,281,228
Radius Explorations Ltd. (Warrants)* (g)                                             400,000                     30,444
Radius Gold, Inc.*                                                                 2,377,778                  2,000,910
Radius Gold, Inc. (Warrants)*                                                         88,889                         20
Shore Gold, Inc.*                                                                  1,176,500                  1,750,231
Shore Gold, Inc. (Warrants)*                                                         588,250                    196,017
Stornoway Diamond Corp.*                                                             600,000                    761,862
Stornoway Diamond Corp. (Warrants)*                                                  250,000                     10,537
Strongbow Resources, Inc.*                                                           800,000                    462,827
Sunridge Gold Corp.* (b)                                                             600,000                    901,612
Sunridge Gold Corp. (Warrants)* (b)                                                  100,000                     22,134
Wheaton River Minerals Ltd.*                                                       6,000,000                 15,101,995
Wheaton River Minerals Ltd. (Warrants)*                                              300,000                    313,310
Wheaton River Minerals Ltd. (Warrants)*                                            1,000,000                  1,359,931
Wolfden Resources, Inc.* (b)                                                       2,525,000                  8,442,278
Wolfden Resources, Inc. (Warrants)* (b)                                              112,500                    115,539
                                                                                                            -----------
(Cost $295,441,844)                                                                                         289,520,160

Ireland 2.3%
Celtic Resources* 144A (b)                                                         1,600,000                 10,423,529
(Cost $4,894,126)

New Zealand 0.0%
Olympus Pacific Minerals, Inc. (Warrants)* 144A (g)                                  833,333                     18,471
(Cost $29,335)

Papua New Guinea 0.8%
Lihir Gold Ltd.                                                                    5,000,000                  3,821,268
(Cost $3,561,413)

Peru 3.7%
Compania de Minas Buenaventura SA (ADR)                                              780,000                 16,793,400
(Cost $19,532,119)

South Africa 3.7%
Harmony Gold Mining Co., Ltd. (ADR)* (e)                                           1,530,000                 16,768,800
(Cost $23,460,370)

United Kingdom 0.5%
Kalahari Diamonds Ltd.* (g)                                                          322,580                    469,612
Randgold Resources Ltd. (ADR)(e)                                                     210,000                  1,724,100
                                                                                                            -----------
(Cost $2,264,010)                                                                                             2,193,712

United States 3.8%
International Alliance Pacific Resources, Inc. (Warrants)* (g)                       500,000                    500,000
Newmont Mining Corp.                                                                 415,000                 16,795,050
                                                                                                            -----------
(Cost $17,407,585)                                                                                           17,295,050


Total Common Stocks (Cost $399,195,752)                                                                     394,395,775

Securities Lending Collateral 5.8%
United States 5.8%
Daily Assets Fund Institutional 1.29% (d) (f)
(Cost $26,319,063)                                                                26,319,063                 26,319,063

Cash Equivalents 7.3%
United States 7.3%
Scudder Cash Management QP Trust 1.38% (c)
(Cost $33,235,525)                                                                33,235,525                 33,235,525



Total Investment Portfolio  (Cost $458,750,340)                                                             453,950,363
                                                                                                           ==============


*    Non-income producing security.

(b)  Affiliated issuers.

(c)  Scudder  Cash  Management  QP  Trust  is  managed  by  Deutsche  Investment
     Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)  Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
     Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) All or portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $24,752,591, which is 5.8% of total net assets.

(f)  Represents collateral held in connection with securities lending.

(g) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange
     Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Schedule of Restricted Securities    Acquisition Date        Acquisition Cost ($)            Value ($)    Value as % of Net Assets
---------------------------------    ----------------        --------------------        ---------    ------------------------
African Minerals Co.                       Sep-2003                6,000,000             9,600,000            2.3
African Minerals Co.                       Nov-2003                6,000,000             6,000,000            1.4
Anooraq Resources Corp.                    Dec-2003                  124,871                58,379            0.0
Apollo Gold Corp.                          Dec-2002                  251,171                40,741            0.0
Gateway Cold Corp.                         Feb-2004                   17,335                   699            0.0
International Alliance
  Pacific Resources, Inc.                  Oct-2003                  500,000               500,000            0.1
Kalahari Diamonds Ltd.                     Dec-2002                  514,790               469,612            0.1
Northern Lion Gold Corp.                   Sep-2003                   56,972                27,244            0.0
Odyssey Resources Ltd.                     Nov-2003                      679                     0            0.0
Olympus Pacific Minerals, Inc.             Sep-2003                   29,335                18,471            0.0
Orezone Resources, Inc.                    Oct-2003                   38,071                52,936            0.0
Radius Explorations Ltd.                   Oct-2003                   45,435                30,444            0.0
Total Restricted Securities                                                             16,798,526            3.9

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Gold and Precious Metals Fund


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Gold and Precious Metals Fund


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004